Derivative instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Derivative Financial Assets And Liabilities [Line Items]
Derivative instruments

31.12.24 31.12.23
USD bn
Derivative
financial
assets
Derivative
financial
liabilities
Notional
amounts related
to derivative
financial assets
and liabilities
1,2
Other
notional
amounts
1,3
Derivative
financial
assets
Derivative
financial
liabilities
Notional
amounts related
to derivative
financial assets
and liabilities
1,2
Other
notional
amounts
1,3
Interest rate 42.1 36.6 3,649.8 16,843.5 35.3 32.8 2,471.7 13,749.0 of which: forwards (OTC)
4
0.1 0.0 92.9 851.5 0.1 0.0 114.0 1,061.4
of which: swaps (OTC)
27.1 20.3 1,360.1 14,974.2 23.0 18.2 788.0 11,884.1
of which: options (OTC)
14.7 16.1 2,189.1 12.1 14.4 1,569.4
of which: futures (ETD)
827.5 707.4
of which: options (ETD) 0.1 0.0 7.8 190.3 0.0 0.0 0.2 96.1
Credit derivatives 3.1 3.7 143.8 1.8 1.6 93.1
of which: credit default swaps (OTC)
2.8 3.3 138.7 1.6 1.5 91.4
of which: total return swaps (OTC) 0.0 0.3 1.0 0.0 0.1 0.7
Foreign exchange 101.1 94.6 7,216.1 268.8 65.4 71.7 6,367.1 179.6 of which: forwards (OTC) 36.9 32.3 2,268.3 15.6 18.9 1,881.7 of which: swaps (OTC)
55.5 53.5 3,793.5 267.0 43.5 46.7 3,587.2 178.7
of which: options (OTC) 8.6 8.7 1,145.2 6.2 6.1 892.6
Equity / index 36.9 42.7 1,364.8 93.3 27.3 32.9 1,191.1 84.3 of which: swaps (OTC) 5.9 8.2 352.8 6.0 8.9 263.4
of which: options (OTC) 4.4 8.3 226.1 2.8 5.9 193.4
of which: futures (ETD) 84.6 77.3
of which: options (ETD) 13.4 13.5 784.7 8.7 10.3 10.0 732.7 6.9 of which: client-cleared transactions (ETD) 13.1 12.7 8.1 8.0
Commodities 2.6 2.2 155.4 17.1 1.6 1.3 128.6 15.5
of which: swaps (OTC) 0.9 1.1 58.3 0.7 0.5 44.8
of which: options (OTC) 0.8 0.4 42.2 0.6 0.3 38.4
of which: futures (ETD) 12.6 13.0
of which: forwards (ETD) 0.0 0.0 27.3 0.0 0.0 31.5
of which: client-cleared transactions (ETD) 0.3 0.4 0.2 0.3
Other
5
0.6 0.8 86.9 0.3 0.4 86.0
Total derivative instruments,

based on netting under IFRS Accounting Standards
6
186.4 180.7 12,616.8 17,222.8 131.7 140.7 10,337.6 14,028.4
1 In cases where derivative financial instruments are

presented on a net basis on the balance

sheet, the respective notional amounts of the netted derivative financial instruments are still presented on a gross

basis.

2 Notional amounts of client-cleared

ETD and OTC transactions through central clearing counterparties are not disclosed, as they

have a significantly different risk profile.

3 Other notional amounts relate

to derivatives
that are cleared through either

a central counterparty or an

exchange and settled on a

daily basis (except for

OTC derivatives

settled through collateralized-to-market arrangements, which are presented under

Derivative
financial assets and Derivative financial liabilities). The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative instruments and Cash collateral payables on derivative instruments and was not material for any of the periods presented.

4 Includes certain forward starting repurchase and reverse repurchase agreements that are classified as measured at fair value through profit or

loss and are recognized within derivative

instruments.

5 Includes mainly derivative loan commitments

measured at FVTPL, as well as unsettled

purchases and sales of non-
derivative financial instruments

for which the

changes in the

fair value between

trade date and

settlement date are

recognized as derivative

financial instruments.

6 Derivative financial

assets and liabilities

are
presented net on the balance sheet

if UBS AG has the

unconditional and legally enforceable right

to offset the recognized amounts,

both in the normal course

of business and in the event

of default, bankruptcy or
insolvency of

the entity

and all

of the

counterparties, and

intends either

to settle

on a

net basis

or to

realize the

asset and

settle the

liability simultaneously.

Refer to

Note 22

for more

information on

netting
arrangements.